CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)			6 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Mar. 28, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 16, 2023 shares	Oct. 10, 2023 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Mar. 15, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares
Operating lease right-of-use assets, net - current			¥ 879,288		$ 123,845
Operating lease right-of-use assets, net - non-current			16,204,906		2,282,413			¥ 2,654,900
Operating lease liabilities - current			722,857		101,812			3,066,146
Operating lease liabilities - non-current			¥ 341,366		$ 48,080			¥ 25,144
Ordinary shares, shares outstanding	7,927,132
Reverse stock split	0.056		0.2
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001		$ 0.0925	$ 0.0001				$ 0.0001	$ 0.0925	$ 0.0001	$ 0.0925	$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		500,000,000	500,000,000	150,000,000	500,000,000			500,000,000			500,000,000		150,000,000	150,000,000
Ordinary shares, shares issued			2,371,573		2,371,573	1,175,000		2,306,295			1,704,766
Ordinary shares, shares outstanding	141,703,218		2,371,573		2,371,573		1,175,000	2,306,295			1,704,766
Reverse stock split	0.056	0.056
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001		$ 0.0925	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		80,000,000	80,000,000	20,000,000	80,000,000			80,000,000			80,000,000		20,000,000	20,000,000
Ordinary shares, shares issued			7,100,000		7,100,000			7,100,000			4,100,000
Ordinary shares, shares outstanding			7,100,000		7,100,000			7,100,000			4,100,000
Related party
Operating lease right-of-use assets, net - current			¥ 113,361		$ 15,967
Operating lease right-of-use assets, net - non-current | ¥			0					¥ 335,976
Operating lease liabilities - current			113,361		$ 15,967			335,976
Operating lease liabilities - non-current | ¥			¥ 0					¥ 0